CAPITAL MANAGEMENT (Details Narrative) - CAD ($)	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Share capital	$ 5,668,686	$ 4,106,207
Working capital deficiency	$ (151,759)